Significant accounting policies	9 Months Ended
Sep. 30, 2020
Significant accounting policies
Significant accounting policies

2. Significant accounting policies

Basis of presentation

The accompanying unaudited condensed interim consolidated financial statements are prepared in accordance with United States generally accepted accounting principles (“US GAAP”) for interim financial information. In the opinion of Management, all adjustments considered necessary for a fair presentation, which are of a normal recurring nature, have been included. All inter-company balances and transactions are eliminated. The footnotes are condensed and do not include all the disclosures required for a complete set of financial statements. Therefore, the unaudited condensed interim consolidated financial statements should be read in conjunction with the audited financial statements for the year ended December 31, 2019, included in the Partnership’s Annual Report on Form 20-F (the “Annual Report”).

It has been determined that PT Hoegh LNG Lampung, Hoegh LNG Cyprus Limited, Höegh LNG Colombia Holding Ltd., SRV Joint Gas Ltd. and SRV Joint Gas Two Ltd. are variable interest entities. A variable interest entity (“VIE”) is defined by US GAAP as a legal entity where either (a) the voting rights of some investors are not proportional to their rights to receive the expected residual returns of the entity, their obligations to absorb the expected losses of the entity, or both, and substantially all of the entity's activities either involve or are conducted on behalf of an investor that has disproportionately few voting rights, or (b) the equity holders have not provided sufficient equity investment to permit the entity to finance its activities without additional subordinated financial support, or (c) equity interest holders as a group lack the characteristics of a controlling financial interest, including decision making ability and an interest in the entity's residual risks and rewards. The guidance requires a VIE to be consolidated if any of its interest holders are entitled to a majority of the entity's residual returns or are exposed to a majority of its expected losses.

Based upon the criteria set forth in US GAAP, the Partnership has determined that PT Hoegh LNG Lampung is a VIE, as the equity holders, through their equity investments, may not participate fully in the entity's expected residual returns and substantially all of the entity's activities either involve, or are conducted on behalf of, the Partnership. The Partnership is the primary beneficiary, as it has the power to make key operating decisions considered to be most significant to the VIE and receives all the expected benefits or expected losses. Therefore, 100% of the assets, liabilities, revenues and expenses of PT Hoegh LNG Lampung are included in the consolidated financial statements. Dividends may only be paid if the retained earnings are positive and a statutory reserve has been established equal to 20% of its paid-up capital under Indonesian law. As of September 30, 2020, PT Hoegh LNG Lampung is in the process of establishing the required statutory reserves and therefore is currently unable to make dividend payments under Indonesia law. Under the Lampung facility, there are limitations on cash dividends and loan distributions that can be made to the Partnership. Refer to note 9.

The Partnership has also determined that Hoegh LNG Cyprus Limited is a VIE, as the equity investment does not provide sufficient equity to permit the entity to finance its activities without intercompany loans. The Partnership is the primary beneficiary, as it has the power to make key operating decisions considered to be most significant to the VIE and receives all the expected benefits or expected losses. Therefore, 100% of the assets, liabilities, revenues and expenses of Hoegh LNG Cyprus Limited are included in the consolidated financial statements. Under Cyprus law, dividends may only be distributed out of profits and not from the share capital of the company.

The Partnership has determined that Höegh LNG Colombia Holding Ltd. is a VIE since the entity would not be able to finance its activities without intercompany loans to its subsidiary to finance the Höegh Grace. The Partnership is the primary beneficiary, as it has the power to make key operating decisions considered to be most significant to the VIE and receives the majority of the expected benefits or expected losses. Therefore, 100% of the assets, liabilities, revenues and expenses of Höegh LNG Colombia Holding Ltd., and subsidiaries, are included in the consolidated financial statements. Under Cayman Islands law, dividends may only be paid out of profits or capital reserves if the entity is solvent after the distributions.

Dividends and other distributions from Hoegh LNG Cyprus Limited, Höegh LNG Colombia Holding Ltd. and Höegh LNG FSRU IV Ltd. may only be distributed if after the dividend payment, the Partnership would remain in compliance with the financial covenants under the $385 million facility. Refer to note 9.

In addition, the Partnership has determined that the two joint ventures, SRV Joint Gas Ltd. and SRV Joint Gas Two Ltd., are VIEs since each entity did not have a sufficient equity investment to permit the entity to finance its activities without additional subordinated financial support. The entities have been financed with third party debt and subordinated shareholders loans. The Partnership is not the primary beneficiary, as the Partnership cannot make key operating decisions considered to be most significant to the VIEs but has joint control with the other equity holders. Therefore, the joint ventures are accounted for under the equity method of accounting as the Partnership has significant influence. The Partnership's carrying value is recorded in advances to joint ventures and accumulated earnings (losses) of joint ventures in the consolidated balance sheets. For SRV Joint Gas Ltd., the Partnership had a receivable for the advances of $3.2 million and $3.0 million, respectively, as of September 30, 2020 and December 31, 2019. The Partnership’s accumulated earnings, or its share of net assets, was $3.3 million and $2.6 million, respectively, as of September 30, 2020 and December 31, 2019. The Partnership's carrying value for SRV Joint Gas Two Ltd. consists of a receivable for the advances of $0.9 million and $0.8 million, respectively, as of September 30, 2020 and December 31, 2019. The Partnership’s accumulated earnings, or its share of net assets, was $2.2 million and $0.7 million, respectively, as of September 30, 2020 and December 31, 2019. The major reason that the Partnership had low accumulated earnings in the joint ventures as of December 31, 2019 and the major reason that the Partnership historically has had accumulated losses in the joint ventures, or net liabilities, is due to the fair value adjustments for the interest rate swaps recorded as liabilities on the combined balance sheets of SRV Joint Gas Ltd. and SRV Joint Gas Two Ltd. and eliminations for consolidation to the balance sheet. The maximum exposure to loss is the carrying value of the receivables, which is subordinated to the joint ventures’ long-term bank debt, the investments in the joint ventures (accumulated earnings or losses), as the shares are pledged as security for the joint ventures’ long-term bank debt, and Höegh LNG’s commitment under long-term bank loan agreements to fund its share of drydocking costs and remarketing efforts in the event of an early termination of the charters. If the charters terminate for any reason that does not result in a termination fee, the joint ventures’ long-term bank debt would be subject to mandatory repayment. Dividend distributions require a) agreement of the other joint venture owners; b) fulfilment of requirements of the long-term bank loans; c) and under Cayman Islands law may be paid out of profits or capital reserves subject to the joint venture being solvent after the distribution. Refer to notes 7 and 8 for additional discussion on dividend distributions.

Significant accounting policies

The accounting policies used in the preparation of the unaudited condensed interim consolidated financial statements are consistent with those applied in the audited financial statements for the year ended December 31, 2019 included in the Partnership’s Annual Report, except as described below.

Changes to the accounting policies as a result of adopting revised guidance for expected credit losses is as follows:

Allowance for expected credit losses: Trade receivables, contract assets and the net investment in a financing lease is initially recorded including the current expected credit loss of the asset over the life of the contract. The allowance for expected credit losses is a valuation account that is deducted from the amortized cost of the asset to present the net amount expected to be collected. Each period the allowance for expected credit losses is adjusted through earnings to reflect the revised expected credit losses over the remaining lives of the assets. Receivable amounts are written off against the allowance when the asset is confirmed uncollectible. Expected credit losses are estimated using historical credit loss experience, relevant available information, from internal and external sources, relating to current conditions and reasonable and supportable forecasts of economic conditions impacting the collectability of the assets.

Recently adopted accounting pronouncements

On January 1, 2020, the Partnership adopted the Financial Accounting Standards Board's ("FASB") revised guidance on Financial Instruments - Credit Losses: Measurement of Credit Losses on Financial Instruments, which replaces the incurred loss methodology with a current expected credit loss (CECL) methodology that requires consideration of a broader range of reasonable and supportable information to estimate credit losses. The new guidance is applicable to financial assets measured at amortized cost, including trade receivables, contract assets and net investment in financing leases and applied with a modified retrospective method. The Partnership recorded a net decrease to retained earnings of $0.16 million as of January 1, 2020 for the cumulative effect of adopting the new standard. The cumulative effect includes allowances for expected credit losses recognized of $0.1 million related to the net investment in financing lease and a $0.06 million related to trade receivables. Refer to note 4.

For the nine months ended September 30, 2020, there was no change in the allowance for expected credit losses following the cumulative effect of adopting the new standard.

On January 1, 2020, the Partnership adopted FASB's revised guidance for Intangibles - Goodwill and Other: Simplifying the test for Goodwill Impairment, which simplifies the accounting for goodwill impairments by eliminating step 2 from the goodwill impairment test. Instead, if the carrying amount of a reporting unit exceeds its fair value, an impairment loss shall be recognized in an amount equal to that excess, limited to the total amount of goodwill allocated to that reporting unit. The adoption of the standard did not have an impact on the consolidated financial statements.

Recently issued accounting pronouncements

In December 2019, FASB issued revised guidance for Income Taxes - Simplifying the Accounting for Income Taxes. The revised guidance eliminates certain exceptions to the guidance related to the approach for intraperiod tax allocation, the methodology for calculating income taxes in an interim period and the recognition of deferred tax liabilities for outside basis differences. The new guidance is effective for fiscal years beginning after December 15, 2020, and interim periods within those years. Early adoption is permitted. The Partnership is evaluating the impact of this revised guidance on its consolidated financial statements and related disclosures. The Partnership expects to implement the revised guidance on January 1, 2021.

In March 2020, FASB issued final guidance for Reference Rate Reform to provide temporary optional expedients and exceptions to the guidance in US GAAP on contract modifications and hedge accounting to ease the financial reporting burdens related to the expected market transition from the London Interbank Offered Rate (LIBOR) and other interbank offered rates to alternative reference rates. For all types of hedging relationships, the guidance allows an entity to change the reference rate and other critical terms related to reference rate reform without having to dedesignate the relationship. The guidance is effective upon issuance through December 31, 2022. The Partnership is evaluating the impact of this revised guidance on its consolidated financial statements for the expected transitions from LIBOR to alternative reference rates.

Other recently issued accounting pronouncements are not expected to materially impact the Partnership.